Note 16 - Property, Plant and Equipment - Disclosure of Detailed Information About Property, Plant and Equipment, Allocated By Mine (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Beginning property, plant and equipment	$ 192,052
Ending property, plant and equipment	251,084	$ 192,052
Mexico - San Dimas [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment
Ending property, plant and equipment	120,218
Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	44,786
Ending property, plant and equipment	39,664	44,786
Mexico - La Encantada [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	43,929
Ending property, plant and equipment	43,060	43,929
Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	43,507
Ending property, plant and equipment	7,603	43,507
Mexico - Del Toro [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	23,622
Ending property, plant and equipment	5,775	23,622
Mexico - San Martin [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	19,752
Ending property, plant and equipment	18,373	19,752
Mexico - La Guitarra [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	6,461
Ending property, plant and equipment	1,475	6,461
All other segments [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	9,995
Ending property, plant and equipment	14,916	9,995
Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	512,957	493,317
Additions	33,710	23,699
Transfers and disposals	(1,673)	(4,059)
Acquired from Primero (Note 4)	122,815
Transfers and disposals	(1,673)	(4,059)
Ending property, plant and equipment	667,809	512,957
Gross carrying amount [member] | Mexico - San Dimas [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment
Additions	5,750
Transfers and disposals	(802)
Acquired from Primero (Note 4)	122,815
Transfers and disposals	(802)
Ending property, plant and equipment	127,763
Gross carrying amount [member] | Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	73,684	69,370
Additions	3,066	2,913
Transfers and disposals	(79)	1,401
Acquired from Primero (Note 4)
Transfers and disposals	(79)	1,401
Ending property, plant and equipment	76,671	73,684
Gross carrying amount [member] | Mexico - La Encantada [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	124,198	116,923
Additions	8,812	7,246
Transfers and disposals	(864)	29
Acquired from Primero (Note 4)
Transfers and disposals	(864)	29
Ending property, plant and equipment	132,146	124,198
Gross carrying amount [member] | Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	96,491	94,693
Additions	2,564	3,630
Transfers and disposals	(9)	(1,832)
Acquired from Primero (Note 4)
Transfers and disposals	(9)	(1,832)
Ending property, plant and equipment	99,046	96,491
Gross carrying amount [member] | Mexico - Del Toro [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	117,201	117,128
Additions	3,016	1,473
Transfers and disposals	1,311	(1,400)
Acquired from Primero (Note 4)
Transfers and disposals	1,311	(1,400)
Ending property, plant and equipment	121,528	117,201
Gross carrying amount [member] | Mexico - San Martin [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	47,541	45,879
Additions	2,375	3,724
Transfers and disposals	1,784	(2,062)
Acquired from Primero (Note 4)
Transfers and disposals	1,784	(2,062)
Ending property, plant and equipment	51,700	47,541
Gross carrying amount [member] | Mexico - La Guitarra [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	28,115	25,751
Additions	1,296	2,029
Transfers and disposals	(2,648)	335
Acquired from Primero (Note 4)
Transfers and disposals	(2,648)	335
Ending property, plant and equipment	26,763	28,115
Gross carrying amount [member] | All other segments [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	25,727	23,573
Additions	6,831	2,684
Transfers and disposals	(366)	(530)
Acquired from Primero (Note 4)
Transfers and disposals	(366)	(530)
Ending property, plant and equipment	32,192	25,727
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	(320,905)	(255,679)
Transfers and disposals	1,512	1,373
Depreciation and amortization	(46,642)	(44,799)
Transfers and disposals	1,512	1,373
Impairment (Note 17)	(50,690)	(21,800)
Ending property, plant and equipment	(416,725)	(320,905)
Accumulated depreciation, amortisation and impairment [member] | Mexico - San Dimas [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment
Transfers and disposals	634
Depreciation and amortization	(8,179)
Transfers and disposals	634
Impairment (Note 17)
Ending property, plant and equipment	(7,545)
Accumulated depreciation, amortisation and impairment [member] | Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	(28,898)	(15,870)
Transfers and disposals	288	(847)
Depreciation and amortization	(8,397)	(12,181)
Transfers and disposals	288	(847)
Impairment (Note 17)
Ending property, plant and equipment	(37,007)	(28,898)
Accumulated depreciation, amortisation and impairment [member] | Mexico - La Encantada [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	(80,269)	(72,013)
Transfers and disposals	829	523
Depreciation and amortization	(9,646)	(8,779)
Transfers and disposals	829	523
Impairment (Note 17)
Ending property, plant and equipment	(89,086)	(80,269)
Accumulated depreciation, amortisation and impairment [member] | Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	(52,984)	(46,566)
Transfers and disposals	92	167
Depreciation and amortization	(8,489)	(6,585)
Transfers and disposals	92	167
Impairment (Note 17)	(30,062)
Ending property, plant and equipment	(91,443)	(52,984)
Accumulated depreciation, amortisation and impairment [member] | Mexico - Del Toro [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	(93,579)	(63,234)
Transfers and disposals	(804)	35
Depreciation and amortization	(3,761)	(8,580)
Transfers and disposals	(804)	35
Impairment (Note 17)	(17,609)	(21,800)
Ending property, plant and equipment	(115,753)	(93,579)
Accumulated depreciation, amortisation and impairment [member] | Mexico - San Martin [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	(27,789)	(25,782)
Transfers and disposals	(1,150)	1,684
Depreciation and amortization	(4,388)	(3,691)
Transfers and disposals	(1,150)	1,684
Impairment (Note 17)
Ending property, plant and equipment	(33,327)	(27,789)
Accumulated depreciation, amortisation and impairment [member] | Mexico - La Guitarra [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	(21,654)	(18,347)
Transfers and disposals	1,546	(333)
Depreciation and amortization	(2,161)	(2,974)
Transfers and disposals	1,546	(333)
Impairment (Note 17)	(3,019)
Ending property, plant and equipment	(25,288)	(21,654)
Accumulated depreciation, amortisation and impairment [member] | All other segments [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	(15,732)	(13,867)
Transfers and disposals	77	144
Depreciation and amortization	(1,621)	(2,009)
Transfers and disposals	77	144
Impairment (Note 17)
Ending property, plant and equipment	$ (17,276)	$ (15,732)